Reconciliation of Beginning and Ending Amount of Unrecognized Tax Benefits Excluding Effects of Accrued Interest (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Contingency [Line Items]
Balance at beginning of year	$ 8,798	$ 4,202	$ 4,714
Current year increase (decrease)		4,173
Increase (decrease) related to prior year tax positions		375	573
Exchange differences	(511)	48	(13)
Balance at end of year	8,287	8,798	4,202
Infocomm Asia Holdings Pte Ltd
Income Tax Contingency [Line Items]
Deconsolidation of non controlling interest			$ (1,072)